Employee Benefit Plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plans

Note 23
Employee Benefit Plans
The company has defined benefit pension plans for many employees. The company typically prefunds defined benefit plans as required by local regulations or in certain situations where prefunding provides economic advantages. In the United States, all qualified plans are subject to the Employee Retirement Income Security Act (ERISA) minimum funding standard. The company does not typically fund U.S. nonqualified pension plans that are not subject to funding requirements under laws and regulations because contributions to these pension plans may be less economic and investment returns may be less attractive than the company’s other investment alternatives.
The company also sponsors other postretirement benefit (OPEB) plans that provide medical and dental benefits, as well as life insurance for some active and qualifying retired employees. The plans are unfunded, and the company and retirees share the costs. For the company’s main U.S. medical plan, the increase to the pre-Medicare
company contribution for retiree medical coverage is limited to no more than 4 percent each year. Certain life insurance benefits are paid by the company.
The company recognizes the overfunded or underfunded status of each of its defined benefit pension and OPEB plans as an asset or liability on the Consolidated Balance Sheet.
The funded status of the company’s pension and OPEB plans for 2023 and 2022 follows:

	Pension Benefits
	2023		2022		Other Benefits
	U.S.	Int’l.	U.S.	Int’l.	2023	2022
Change in Benefit Obligation
Benefit obligation at January 1	$9,713	$3,354	$12,966	$5,351	$1,938	$2,489
Service cost	342	58	432	83	33	43
Interest cost	448	193	318	137	97	60
Plan participants’ contributions	—	3	—	3	63	62
Plan amendments	—	28	40	38	—	18
Actuarial (gain) loss	603	17	(2,753)	(1,559)	103	(509)
Foreign currency exchange rate changes	—	180	—	(423)	5	(5)
Benefits paid	(714)	(218)	(1,290)	(276)	(222)	(220)
Divestitures/Acquisitions	—	(14)	—	—	—	—
Curtailment	—	2	—	—	—	—
Special termination costs	—	2	—	—	—	—
Benefit obligation at December 31	10,392	3,605	9,713	3,354	2,017	1,938
Change in Plan Assets
Fair value of plan assets at January 1	7,942	3,286	9,919	4,950	—	—
Actual return on plan assets	889	46	(1,851)	(1,096)	—	—
Foreign currency exchange rate changes	—	181	—	(453)	—	—
Employer contributions	1,020	100	1,164	158	159	158
Plan participants’ contributions	—	3	—	3	63	62
Benefits paid	(714)	(218)	(1,290)	(276)	(222)	(220)
Fair value of plan assets at December 31	9,137	3,398	7,942	3,286	—	—
Funded status at December 31	$(1,255)	$(207)	$(1,771)	$(68)	$(2,017)	$(1,938)

Amounts recognized on the Consolidated Balance Sheet for the company’s pension and OPEB plans at December 31, 2023 and 2022, include:

	Pension Benefits
	2023		2022		Other Benefits
	U.S.	Int’l.	U.S.	Int’l.	2023	2022
Deferred charges and other assets	$31	$703	$26	$759	$—	$—
Accrued liabilities	(145)	(73)	(210)	(62)	(154)	(152)
Noncurrent employee benefit plans	(1,141)	(837)	(1,587)	(765)	(1,863)	(1,786)
Net amount recognized at December 31	$(1,255)	$(207)	$(1,771)	$(68)	$(2,017)	$(1,938)
For the year ended December 31, 2023, the increase in benefit obligations was primarily due to actuarial losses caused by lower discount rates used to value the obligations. For the year ended December 31, 2022, the decrease in benefit obligations was primarily due to actuarial gains caused by higher discount rates used to value the obligations and benefit payments paid to retirees in 2022.
Amounts recognized on a
before-tax
basis in “Accumulated other comprehensive loss” for the company’s pension and OPEB plans were $3,792 and $3,446 at the end of 2023 and 2022, respectively. These amounts consisted of:

	Pension Benefits
	2023		2022		Other Benefits
	U.S.	Int’l.	U.S.	Int’l.	2023	2022
Net actuarial loss	$3,161	$823	$3,147	$659	$(266)	$(392)
Prior service (credit) costs	37	126	40	107	(89)	(115)
Total recognized at December 31	$3,198	$949	$3,187	$766	$(355)	$(507)
The accumulated benefit obligations for all U.S. and international pension plans were $9,284 and $3,378, respectively, at December 31, 2023, and $8,595 and $3,084, respectively, at December 31, 2022.
Information for U.S. and international pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2023 and 2022, was:

	Pension Benefits
	2023		2022
	U.S.	Int’l.	U.S.	Int’l.
Projected benefit obligations	$1,203	$913	$1,322	$828
Accumulated benefit obligations	1,108	773	1,135	671
Fair value of plan assets	—	4	—	3
The components of net periodic benefit cost and amounts recognized in the Consolidated Statement of Comprehensive Income for 2023, 2022 and 2021 are shown in the table below:

	Pension Benefits
	2023		2022		2021		Other Benefits
	U.S.	Int’l.	U.S.	Int’l.	U.S.	Int’l.	2023	2022	2021
Net Periodic Benefit Cost
Service cost	$342	$58	$432	$83	$450	$123	$33	$43	$43
Interest cost	448	193	318	137	235	137	97	60	53
Expected return on plan assets	(557)	(204)	(624)	(176)	(596)	(171)	—	—	—
Amortization of prior service costs (credits)	4	8	2	6	2	8	(25)	(27)	(27)
Recognized actuarial losses	199	8	218	15	309	46	(19)	13	16
Settlement losses	56	—	363	(6)	672	7	—	—	—
Curtailment losses (gains)	—	2	—	(5)	—	(1)	—	—	—
Special termination benefits	—	2	—	—	—	—	—	—	—
Acquisition/Divestiture losses (gains)	—	(2)	—	—	—	—	—	—	—
Total net periodic benefit cost	492	65	709	54	1,072	149	86	89	85
Changes Recognized in Comprehensive Income
Net actuarial (gain) loss during period	270	172	(279)	(257)	(725)	(408)	108	(514)	(111)
Amortization of actuarial loss	(255)	(8)	(581)	(5)	(981)	(73)	19	(13)	(15)
Prior service (credits) costs during period	—	28	40	38	—	—	1	18	—
Amortization of prior service (costs) credits	(4)	(8)	(2)	(6)	(2)	(11)	25	27	27
Total changes recognized in other comprehensive income	11	184	(822)	(230)	(1,708)	(492)	153	(482)	(99)
Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$503	$249	$(113)	$(176)	$(636)	$(343)	$239	$(393)	$(14)
Assumptions
 The following weighted-average assumptions were used to determine benefit obligations and net periodic benefit costs for years ended December 31:

Pension Benefits
	2023		2022		2021			Other Benefits
	U.S.	Int’l.	U.S.	Int’l.	U.S.	Int’l.	2023	2022	2021
Assumptions used to determine benefit obligations:
Discount rate	5.0%	5.5%	5.2%	5.8%	2.8%	2.8%	5.1%	5.3%	2.9%
Rate of compensation increase	4.5%	3.9%	4.5%	4.2%	4.5%	4.1%	N/A	N/A	N/A
Assumptions used to determine net periodic benefit cost:
Discount rate for service cost	5.2%	5.8%	3.6%	2.8%	3.0%	2.4%	5.4%	3.1%	3.0%
Discount rate for interest cost	5.0%	5.8%	2.8%	2.8%	1.9%	2.4%	5.2%	2.4%	2.1%
Expected return on plan assets	7.0%	6.1%	6.6%	3.9%	6.5%	3.5%	N/A	N/A	N/A
Rate of compensation increase	4.5%	4.2%	4.5%	4.1%	4.5%	4.0%	N/A	N/A	N/A
Expected Return on Plan Assets
The company’s estimated long-term rates of return on pension assets are driven primarily by actual historical asset-class returns, an assessment of expected future performance, advice from external actuarial firms and the incorporation of specific asset-class risk factors. Asset allocations are periodically updated using pension plan asset/liability studies, and the company’s estimated long-term rates of return are consistent with these studies. For 2023, the company used an expected long-term rate of return of 7.0 percent for U.S. pension plan assets, which account for 71 percent of the company’s pension plan assets at the beginning of the year.
The market-related value of assets of the main U.S. pension plan used in the determination of pension expense was based on the market values in the three months preceding the year-end
measurement date. Management considers the
three-month
time period long enough to minimize the effects of distortions from day-to-day
market volatility and still be contemporaneous to the end of the year. For other plans, market value of assets as of year-end
is used in calculating the pension expense.
Discount Rate
The discount rate assumptions used to determine the U.S. and international pension and OPEB plan obligations and expense reflect the rate at which benefits could be effectively settled, and are equal to the equivalent single rate resulting from yield curve analysis. This analysis considered the projected benefit payments specific to the company’s plans and the yields on high-quality bonds. The projected cash flows were discounted to the valuation date using the yield curve for the main U.S. pension and OPEB plans. The effective discount rates derived from this analysis were 5.0 percent, 5.2 percent, and 2.8 percent for 2023, 2022, and 2021, respectively, for both the main U.S. pension and OPEB plans.

Other Benefit Assumptions
For the measurement of accumulated postretirement benefit obligation at December 31, 2023, for the main U.S. OPEB plan, the assumed health care cost-trend rates start with 8.4 percent in 2024 and gradually decline to 4.5 percent for 2033 and beyond. For this measurement at December 31, 2022, the assumed health care cost-trend rates started with 6.6 percent in 2023 and gradually declined to 4.5 percent for 2032 and beyond.
Plan Assets and Investment Strategy
The fair value measurements of the company’s pension plans for 2023 and 2022 are as follows:

	U.S.					Int’l.
	Total	Level 1	Level 2	Level 3	NAV	Total	Level 1	Level 2	Level 3	NAV
At December 31, 2022
Equities
U.S. 1	$1,358	$1,358	$—	$—	$—	$164	$164	$—	$—	$—
International	946	946	—	—	—	120	120	—	—	—
Collective Trusts/Mutual Funds 2	1,695	4	—	—	1,691	87	6	—	—	81
Fixed Income
Government	110	—	110	—	—	185	127	58	—	—
Corporate	680	—	680	—	—	343	15	328	—	—
Bank Loans	45	—	45	—	—	—	—	—	—	—
Mortgage/Asset Backed	1	—	1	—	—	4	—	4	—	—
Collective Trusts/Mutual Funds 2	1,616	—	—	—	1,616	1,750	—	—	—	1,750
Mixed Funds 3	—	—	—	—	—	87	14	73	—	—
Real Estate 4	1,184	—	—	—	1,184	198	—	—	38	160
Alternative Investments	—	—	—	—	—	—	—	—	—	—
Cash and Cash Equivalents	200	25	—	—	175	80	69	2	—	9
Other 5	107	37	15	54	1	268	—	18	85	165
Total at December 31, 2022	$7,942	$2,370	$851	$54	$4,667	$3,286	$515	$483	$123	$2,165
At December 31, 2023
Equities
U.S. 1	$1,691	$1,689	$1	$1	$—	$188	$188	$—	$—	$—
International	1,128	1,128	—	—	—	124	124	—	—	—
Collective Trusts/Mutual Funds 2	1,269	4	—	—	1,265	95	6	—	—	89
Fixed Income
Government	82	—	82	—	—	172	101	71	—	—
Corporate	964	—	964	—	—	431	4	427	—	—
Bank Loans	5	—	5	—	—	—	—	—	—	—
Mortgage/Asset Backed	1	—	1	—	—	5	—	5	—	—
Collective Trusts/Mutual Funds 2	2,293	—	—	—	2,293	1,819	—	—	—	1,819
Mixed Funds 3	—	—	—	—	—	85	8	77	—	—
Real Estate 4	1,087	—	—	—	1,087	147	—	24	—	123
Alternative Investments	—	—	—	—	—	9	—	9	—	—
Cash and Cash Equivalents	548	12	—	—	536	81	74	1	—	6
Other 5	69	(2)	14	56	1	242	—	11	81	150
Total at December 31, 2023	$9,137	$2,831	$1,067	$57	$5,182	$3,398	$505	$625	$81	$2,187
1	There were no investments in the company’s common stock at December 31, 2023 or December 31, 2022.
2	Collective Trusts/Mutual Funds for U.S. plans are entirely index funds; for International plans, they are mostly unit trust and index funds.
3	Mixed funds are composed of funds that invest in both equity and fixed-income instruments in order to diversify and lower risk.
4	The year-end valuations of the U.S. real estate assets are based on third-party appraisals that occur at least once a year for each property in the portfolio.
5
The “Other” asset class includes net payables for securities purchased but not yet settled (Level 1); dividends and interest- and tax-related
receivables (Level 2); insurance contracts (Level 3); and investments in private-equity limited partnerships (NAV).

The effects of fair value measurements using significant unobservable inputs on changes in Level 3 plan assets are outlined below:

	Equity
	U.S.	International	Real Estate	Other	Total
Total at December 31, 2021	$—	$1	$42	$161	$204
Actual Return on Plan Assets:
Assets held at the reporting date	—	(1)	—	(18)	(19)
Assets sold during the period	—	—	(4)	—	(4)
Purchases, Sales and Settlements	—	—	—	(4)	(4)
Transfers in and/or out of Level 3	—	—	—	—	—
Total at December 31, 2022	$—	$—	$38	$139	$177
Actual Return on Plan Assets:
Assets held at the reporting date	1	—	5	—	6
Assets sold during the period	—	—	—	(2)	(2)
Purchases, Sales and Settlements	—	—	—	—	—
Transfers in and/or out of Level 3	—	—	(43)	—	(43)
Total at December 31, 2023	$1	$—	$—	$137	$138
The primary investment objectives of the pension plans are to achieve the highest rate of total return within prudent levels of risk and liquidity, to diversify and mitigate potential downside risk associated with the investments, and to provide adequate liquidity for benefit payments and portfolio management.
The company’s U.S. and U.K. pension plans comprise 95 percent of the total pension assets. Both the U.S. and U.K. plans have an Investment Committee that regularly meets during the year to review the asset holdings and their returns. To assess the plans’ investment performance, long-term asset allocation policy benchmarks have been established.
For the primary U.S. pension plan, the company’s Investment Committee has established the following approved asset allocation ranges: Equities 35–65 percent, Fixed Income 25–45 percent, Real Estate 5–25 percent, Alternative Investments 0–5 percent and Cash 0–15 percent. For the U.K. pension plan, the U.K. Board of Trustees has established the following asset allocation guidelines: Equities 5–15 percent, Fixed Income 63–93 percent, Real Estate 5–15 percent, and Cash 0–7 percent. The other significant international pension plans also have established maximum and minimum asset allocation ranges that vary by plan. Actual asset allocation within approved ranges is based on a variety of factors, including market conditions and liquidity constraints. To mitigate concentration and other risks, assets are invested across multiple asset classes with active investment managers and passive index funds.
The company does not prefund its OPEB obligations.
Cash Contributions and Benefit Payments
In 2023, the company contributed $1,020 and $100 to its U.S. and international pension plans, respectively. In 2024, the company expects contributions to be approximately $750 to its U.S. plans and $100 to its international pension plans. Actual contribution amounts are dependent upon investment returns, changes in pension obligations, regulatory environments, tax law changes and other economic factors. Additional funding may ultimately be required if investment returns are insufficient to offset increases in plan obligations.
The company anticipates paying OPEB benefits of approximately $150 in 2024; $159 was paid in 2023.
The following benefit payments, which include estimated future service, are expected to be paid by the company in the next 10 years:

	Pension Benefits		Other
	U.S.	Int’l.	Benefits
2024	$886	$216	$154
2025	912	210	151
2026	904	222	149
2027	901	228	147
2028	877	240	146
2029-2033	4,248	1,266	716
Employee Savings Investment Plan
Eligible employees of Chevron and certain of its subsidiaries participate in the Chevron Employee Savings Investment Plan (ESIP). Compensation expense for the ESIP totaled $320, $283 and $252 in 2023, 2022 and 2021, respectively.

Benefit Plan Trusts
Prior to its acquisition by Chevron, Texaco established a benefit plan trust for funding obligations under some of its benefit plans. At year-end
2023, the trust contained 14.2 million shares of Chevron treasury stock. The trust will sell the shares or use the dividends from the shares to pay benefits only to the extent that the company does not pay such benefits. The company intends to continue to pay its obligations under the benefit plans. The trustee will vote the shares held in the trust as instructed by the trust’s beneficiaries. The shares held in the trust are not considered outstanding for earnings-per-share
purposes until distributed or sold by the trust in payment of benefit obligations.
Employee Incentive Plans
The Chevron Incentive Plan is an annual cash bonus plan for eligible employees that links awards to corporate and individual performance in the prior year. Charges to expense for cash bonuses were $809, $1,169 and $1,165 in 2023, 2022 and 2021, respectively. Chevron also has the LTIP for officers and other regular salaried employees of the company and its subsidiaries who hold positions of significant responsibility. Awards under the LTIP consist of stock options and other share-based compensation that are described in
Note 22 Stock Options and Other Share-Based Compensation
.